Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease obligations
2018	$198,927
2019	203,947
2020	214,489
2021	37,655
2022	18,443
Thereafter	92,217
Total	$765,678